FINANCIAL RISK MANAGEMENT - Quantitative Data About Entity's Exposure to Commodity Price Risk (Details) - Commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gold in concentrate
Disclosure of detailed information about financial instruments [line items]
Effects on net earnings, before tax	$ 0.8	$ 2.0
Copper in concentrate
Disclosure of detailed information about financial instruments [line items]
Effects on net earnings, before tax	4.8	5.0
Silver in concentrate
Disclosure of detailed information about financial instruments [line items]
Effects on net earnings, before tax	$ 0.0	$ 0.0